Stockholders' equity and dividend payment - Dividend payment (Details) - USD ($)	3 Months Ended													12 Months Ended
	Feb. 26, 2019	Nov. 23, 2018	Aug. 31, 2018	May 30, 2018	Feb. 28, 2018	Dec. 06, 2017	Aug. 31, 2017	May 31, 2017	Feb. 22, 2017	Nov. 23, 2016	Aug. 31, 2016	May 25, 2016	Feb. 24, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend payment
Payment	$ 7,100,000
Total payment														$ 11,500,000	$ 23,300,000	$ 66,400,000
Per share Common	$ 0.05													$ 0.08	$ 0.20	$ 0.71
Quarterly dividend [Member]
Dividend payment
Payment		$ 2,900,000	$ 2,900,000	$ 2,900,000	$ 2,900,000	$ 2,800,000	$ 2,800,000	$ 10,100,000	$ 7,600,000	$ 1,900,000	$ 21,500,000	$ 23,300,000	$ 19,700,000
Per share Common		$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.02	$ 0.23	$ 0.25	$ 0.21